Note 27 - Provisions Parenthetical Information (Detail: Text Values) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Estimated aggregated future loss (more than remote but less than probable) [Abstract]
Civil Litigation matters	€ 1,800,000,000	€ 1,700,000,000
Regulatory enfocement matters	100,000,000	100,000,000
Anti-Money Laundering Matters Involving Former Correspondent Banking Relationships
Payment of civil penalty to DFS in 2020 in connection with relationships to three former Deutsche Bank clients, Danske Bank Estonia branch, Jeffrey Epstein and FBME Bank, in U.S. D.		150,000,000
Settlement agreement with plaintiffs in 2022 in USD	26,250,000
BGH [Abstract]
Civil litigation class provision in relation to BGH in EUR	6,000,000
Cum-ex Investigations and Litigations [Abstract]
Demand from Federal Central Tax Office for tax refunds paid to former custody client in EURO		49,000,000
Payment of liability notice from Federal Central Tax Office by January 20, 2020 in connection with tax refund claims in EURO		2,100,000
BNY estimation of potential Cum-Ex related tax liabilities in EUR		€ 120,000,000
BNY estimation of potential Cum-Ex tax liabilities in percent		0.06
Total indemnification claim of M.M.Warburg for transactions conducted in the years 2007 to 2011 in EUR		€ 250,000,000
of which: related to interest in EUR		84,000,000
Extended indemnification claim of M.M.Warburg for same transactions raised in 2020 in EUR		176,000,000
of which: related to taxes in EUR		166,000,000
of which: related to interest in EUR		10,000,000
Warburg claims in 2021, total, in EUR		86,000,000
of which: related to taxes in EUR		63,000,000
Of which: related to interests in EUR		23,000,000
Further Warburg claims in relation to the criminal confiscation in EUR		54,000,000
Claim for one of the funds, thereof Warburg Invest received a tax liability notice from tax authorities in 2020 in EUR		61,000,000
Deutsche Bank estimation for tax amount for second fund, approximately in EUR		49,000,000
Payment orders from tax authorities	60,600,000
BNY receipt of payment order from Tax authorities	7,900,000
Warburg payment to Tax authorities	47,000,000
BNY payment to Tax authorities	13,600,000
BNY receipt of payment order from Tax authorities regarding one other investment funds	11,800,000
Hansainvest remaining payment to Tax authorities	3,900,000
BNY payment request regarding penalty interests	11,600,000
Investment fund related underlying liability paid by BNY		18,300,000
Interbank Offered Rates Matters [Abstract]
SIBOR SDNY settlement agreement with plaintiffs in USD	11,000,000
GBP LIBOR SDNY settlement agreement with plaintiffs in USD	5,000,000
CHF LIBOR SDNY settlement agreement with plaintiffs in USD	13,000,000
Claims in Spain filed against Deutsche Bank by claimants with mortgage loans held by banks and other financial institutions in EURO		1,000,000
Jeffrey Epstein Investigations [Abstract]
Civil penalty in connection with these three former Deutsche Bank Clients Danske Banks Estonia branch, Jeffrey Epstein and FBME Bank which was paid by the bank in U.S. dollar		150,000,000
Mortgage-Related and Asset-Backed Securities Matters and Investigation [Abstract]
Damages before IKB voluntarely discountinued its claims as to certain RMBS certificates in USD		268,000,000
Total realised collateral losses in USD		3,700,000,000
Mortgage-Related and Asset-Backed Securities Issuer and Underwriter Civil Litigation [Abstract]
Settlement of the class action relating to the underwriting of six RMBS offerings issued by Novastar Mortgage Corporation in USD		€ 165,000,000
Polish Mortgages [Abstract]
Reimbursement of alleged overpayments	384,000,000
Polish mortgages: Number of civil claims	3,000
Provisions for the reimbursement of alleged overpayments	283,000,000
Postbank Voluntary Public Takeover Offer [Abstract]
Takeover offer for Postbank shareholder in EUR per share		€ 25
Total number of shares accepted in takeover in shares		48,200,000
Claim (raised in 2010 by Effecten-Spiegel AG) for raising the takeover share price offer to EUR per share		€ 57.25
Claim (raised in 2014 by additional former shareholders of Postbank) for raising the takeover share price offer in EUR per share		57.25
Increase of takeover share price offer to shareholders which have accepted the takeover in EUR per share		32.25
Additional claims (raised in 2017) for raising the takeover share price offer to EUR per share		€ 64.25
Total payment claims against Deutsche Bank in relation to Postbank takeover (excluding interest)		€ 700,000,000
Further Proceedings Relating to the Postbank Takeover [Abstract]
Decisive takeover price for determining an appropriate cash compensation, claimed by applicants in the appraisal proceedings in Euro per share		€ 57.25
Regional Court Cologne decision from October 1, 2020 [Abstract]
Increase of annual compensation pursuant to Section 304 of the German Stock Corporation Act (jaehrliche Ausgleichszahlung), in EURO per share		0.12
New saldo after increase of annual compensation pursuant to Section 304 of the German Stock Corporation Act (jaehrliche Ausgleichszahlung), in EURO per share		1.78
Increase of settlement amount pursuant to Section 305 of the German Stock Corporation Act (Abfindungsbetrag), in EURO per share		4.56
New saldo after increase of settlement amount pursuant to Section 305 of the German Stock Corporation Act (Abfindungsbetrag), in EURO per share		€ 29.74
Number of former Postbank shares affected from increase of the settlement amount, approximately		492,000
Number of former Postbank shares affected from increase of the annual compensation, approximately		7,000,000
Russia/UK Equities Trading Investigation [Abstract]
Settlement agreement with DFS to pay civil monetary penalties in U.S.Dollar		€ 425,000,000
Settlement agreement with FCA to pay civil monetary penalties in GBP		163,000,000
Payment of penalty for AML issues identified by the Federal Reserve in U.S.Dollar		41,000,000
Sovereign, Supranational and Agency Bonds (SSA) Investigations and Litigations [Abstract]
Fine against DB Mexico resulting from alleging violations of U.S. antitrust law and a claim for unjust enrichment relating to Mexican government bond trading, in USD		427,000
US Treasury Securities Investigations [Abstract]
Civil monetary fine again Deutsche Bank Securities Inc. (DBSI) for alleged spoofing by two Tokyo-based traders between January and December 2013, in USD		€ 1,250,000
Off Channel Communications Investigations [Abstract]
DBSI and DWS payment of civil monetary penalty to SEC in USD	125,000,000
Deutsche Bank and DBSI payment of civil monetary penalty to CFTC in USD	€ 75,000,000